Material Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Material Related Party Transactions [Abstract]
Schedule of Related Party Transactions or Balances with the Company	The related parties that had transactions or balances with the Company for the six months ended June 30, 2023 and 2024 consisted of:
Name of Related Parties	Relationship with the Company
Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”)	The former shareholder of Tiancheng Jinhui from June 18, 2020 to June 30, 2022. And as of December 31, 2023, Mr. Ruilin Xu still holds 48.62% equity interest in Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”). The Company provided advisory and transaction services for Tiancheng Capital.
Mr. Ruilin Xu	The Company’s Chief Executive Officer and director, paid certain professional fees or salaries on behalf of the company.
Mr. Siqi Cao	The Company’s director, paid certain professional fees on behalf of the Company.
Shenzhen CIC Consulting Co., Ltd.	Mr. Zhiliang Hu holds 30% equity interest in Shenzhen Zhongtou Business Consulting Co., Ltd.
Shenzhen Zhongtou Shunshi Investment Management Co.,Ltd.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Shunshi Investment Management Co.,Ltd.
Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co.,Ltd.	Both Mr. Zhiliang Hu and Ms. Xiaohuang Hong each hold a 50% equity interest in Shenzhen Zhongtou Big Data Technology Co., Ltd. Additionally, Ms. Xiaohuang Hong holds a 50% equity interest in Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co., Ltd.
Shenzhen Zhongtou Industrial Planning & Consulting Co.,Ltd.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Industrial Planning & Consulting Co.
Shenzhen Zhongtou Big Data Technology Co.,Ltd.	Both Mr. Zhiliang Hu and Ms. Xiaohuang Hong each hold a 50% equity interest in Shenzhen Zhongtou Big Data Technology Co., Ltd.
Ms. Li Qian	Ms. Li Qian is the spouse of Mr. Zhiliang Hu.
Shenzhen Zhongtou Industrial Treasure Network Co.,Ltd.	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Industrial Treasure Network Co.
Mr. Zhiliang Hu	Mr. Zhiliang Hu holds 50% equity interest in Shenzhen Zhongtou Shunshi Investment Management Co., Ltd.
Infinity worldwide holding.,Ltd.	Infinity worldwide holding., Ltd is the shareholders of the company and holds 2.847% interest rights.
Shaanxi Tiancheng Jinhui Investment Co., Ltd. (Formally known as “Shaanxi Tiancheng Enterprise Management Consulting Co., Ltd.”)	Shaanxi Tiancheng Jinhui Investment Co., Ltd. is one of the Company’s suppliers, and Tiancheng Capital holds 52% equity interest in the party until December 8, 2021.
Guangzhou Tianyi Technology Co., Ltd. (Formally known as “Tiancheng New Retail Investment Holding (Guangdong) Co., Ltd.”)	Guangzhou Tianyi Technology Co., Ltd. is one of the Company’s suppliers, and Tiancheng Capital holds 51% equity interest in the party since March 3, 2020.
Shenzhen Investment Consulting Co., Ltd.	As of September 13, 2024, Mr. Zhiliang Hu hold 30% equity interest in Shenzhen Investment Consulting Co., Ltd.
Mr. Guangyuan Wei	As of November 5, 2024, Mr. Guangyuan Wei is the CEO and Chairman of Chongqing Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.
Mr. Hongqing Zhang	Mr. Hongqing Zhang is the supervisors of Guangdong Tiancheng Jinhui Enterprise Development Group Co., Ltd.

Schedule of Key Management Personnel Compensation	Key management personnel compensation
	As of June 30,	As of June 30,
	2024	2023
Short-term employment benefits (excluding discretionary bonus)	134,885	134,652
Discretionary bonus	3,004	10,474
Share based payments	1,773,600	-

Schedule of Balances with Related Party	Balances with related parties
	June 30,	December 31,
	2024	2023
Accounts payable-related party
Guangzhou Tiancheng Capital Management Group Co., Ltd.	$9,977	$146,903
	$9,977	$146,903

Due from related parties
Shenzhen CIC Consulting Co., Ltd.	$-	$502,314
Shenzhen Zhongtou Shunshi Investment Management Co.	131,252	357,967
Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co.	16,788	29,958
Shenzhen Zhongtou Industrial Planning & Consulting Co.	45,809	101,692
Shenzhen Zhongtou Big Data Technology Co.	16,334	25,606
Mr. Guangyuan Wei	1,238	-
Ms. Li Qian	-	12,253
Mr. Zhiliang Hu	-	2,336
Shenzhen Investment Consulting Co., Ltd.	218,953	-
Shenzhen Zhongtou Industrial Treasure Network Co.	40,538	86,973
Mr. Hongqing Zhang	1,268	-
	$472,180	$1,119,099

Due to related parties
Mr. Ruilin Xu (the Company’s Chief Executive Officer)	$29,035	$29,719
Infinity worldwide holding ltd	120,674	120,674
Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co.	-	2,817
Shenzhen Zhongtou Industrial Planning & Consulting Co.	-	10,578
Shenzhen Zhongtou Industrial Treasure Network Co.	-	25,775
Ms. Li Qian	-	24,226
Mr. Zhiliang Hu	14,105	-
	$163,814	$213,789